                                              1933 Act File No. 33-3164
                                              1940 Act File No. 811-4577

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                  -----

    Pre-Effective Amendment No.        .....................
                                -------                           -----

    Post-Effective Amendment No.  56    ....................        X
                                 -------                          -----

                                  and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                  -----

    Amendment No.   49   ...................................        X
                  -------                                         -----

                    FEDERATED INCOME SECURITIES TRUST
            (Exact Name of Registrant as Specified in Charter)

                        Federated Investors Funds
                           5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                        Federated Investors Tower
                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

    X       immediately upon filing pursuant to paragraph (b)
            on _____________ pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i)
            on _____________ pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii)
            on _____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

            This post-effective amendment designates a new effective
  date for a previously filed post-effective amendment.

                                Copies To:
  Matthew G. Maloney, Esquire
  Dickstein Shapiro Morin & Oshinsky LLP
  2101 L Street, N.W.
  Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

PROSPECTUS

December 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide tax-advantaged income, with a secondary objective of capital appreciation by allocating investments primarily between municipal bonds and equity securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS


Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	7
What are the Fund’s Investment Strategies?	8
What are the Principal Securities in Which the Fund Invests?	12
What are the Specific Risks of Investing in the Fund?	19
What Do Shares Cost?	23
How is the Fund Sold?	30
Payments to Financial Intermediaries	30
How to Purchase Shares	33
How to Redeem and Exchange Shares	35
Account and Share Information	39
Who Manages the Fund?	42
Legal Proceedings	44
Financial Information	45


Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objectives are to provide tax-advantaged income with a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?


The Fund invests in a diversified portfolio that is allocated between tax-exempt municipal bonds and equity securities. In order to provide investors with a high level of tax advantaged income, the Fund will invest at least 50% of its total assets in tax-exempt municipal securities; under current federal tax law, this strategy will enable all interest earned on tax-exempt municipal securities to retain its tax-exempt nature when paid to the Fund’s shareholders as dividends. The Fund normally will invest most of its remaining assets in equity securities that the Adviser believes will pay relatively high dividend yields to shareholders.


The Fund intends that the income it receives from the portion of its portfolio invested in tax-exempt municipal bonds will be exempt from federal income tax when distributed to shareholders. The Fund will invest primarily in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum income tax for individuals or corporations (AMT). While the Fund may invest in securities of any maturity, the Fund primarily invests in intermediate to long-term tax-exempt securities. The Fund may invest in tax-exempt municipal bonds rated as low as “B” (or unrated securities of comparable quality), which are considered non-investment grade securities.


With regard to the equity portion, the Fund will invest in dividend paying common stocks and other securities that are intended to become eligible for the reduced 15% federal income tax rate on qualifying dividends. In addition to U.S. domestic equity securities, the Fund also may invest in dividend paying foreign equity securities. The Fund pursues its investment objective by focusing on value in seeking to select primarily equity securities of mid-to-large capitalization companies that pay dividends, are characterized by sound management and have the ability to finance expected growth. The Fund’s investment adviser’s (Adviser) focus on dividend paying securities strives to create an equity portfolio whose income levels typically are higher than the general markets.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risks. Prices of tax-exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Non-investment grade securities generally have a higher default risk than investment grade securities.
  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Non-investment grade securities generally have less liquidity than investment grade securities. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. In order to be tax-exempt, tax-exempt municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt municipal securities to fall. The federal income tax treatment on payments in respect to certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Call Risks. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Sector Risks. Is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments, which generally affect that sector.
  Risk Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities that are not rated investment grade (i.e., non-investment grade securities or unrated securities of comparable quality), which may be subject to greater credit, interest rate and liquidity risks than investment grade securities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risks of Investing in Derivatives Contracts. The Fund may add leverage to its portfolio by investing in by investing in derivatives contracts. The Fund’s use of derivatives contracts will be limited by the Investment Company Act of 1940, as amended. The Fund also may invest in derivatives contracts for risk management purposes. Derivatives contracts are subject to a number of risks described elsewhere in this prospectus, such as interest rate and credit risks. In addition, investment by the Fund in derivatives contracts may increase the Fund’s leverage and, during periods of rising interest rates, may adversely affect the Fund’s income, dividends and total returns to shareholders. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Tax-Exempt Securities Market Risk. The amount of public information available about tax-exempt securities is generally less than that for corporate equities or bonds. Consequently, the Fund’s Adviser may make investment decisions based on information that is incomplete or inaccurate. The secondary market for tax-exempt securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund’s investments in tax-exempt securities.
  Reinvestment Risk. Income from the Fund’s tax-exempt security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called tax-exempt securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the market price or overall return of Shares.
  Strategy Risk. Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.
  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The total return shown in the bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.


The Fund’s Class A Shares total return for the nine-month period from January 1, 2005 to September 30, 2005 was 4.20%.


Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 5.66% (quarter ended December 31, 2004). Its lowest quarterly return was (1.35)% (quarter ended June 30, 2004).


Average Annual Total Return Table


The Average Annual Total Returns for the Fund’s Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB) and the Russell 1000 Value Index (RU1000), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.


(For the periods ended December 31, 2004)

	1 Year	Start of Performance[1]

Class A Shares:

Return Before Taxes	3.14%	7.45%

Return After Taxes on Distributions[2]	2.74%	7.08%

Return After Taxes on Distributions and Sale of Fund Shares[2]	2.88%	6.49%

Class B Shares:

Return Before Taxes	2.67%	7.64%

Class C Shares:

Return Before Taxes	6.06%	10.45%

LBMB	4.48%	5.05%

RU1000	16.49%	25.53%


1 The Fund’s Class A, Class B and Class C Shares start of performance date was September 26, 2003.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for the Fund’s Class B Shares and Class C Shares will differ from those shown above for the Fund’s Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund’s Fees and Expenses?

FEDERATED MUNI AND STOCK ADVANTAGE FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, and Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.00%	1.00%	1.00%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.75%
Other Expenses[4]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses[5]	1.71%	2.21%[6]	2.21%

1 The percentages shown are based on anticipated expenses for the fiscal year ending October 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2006.

Total Waivers of Fund Expenses	0.71%	0.46%	0.46%
Total Actual Annual Fund Operating Expenses (after waivers)	1.00%	1.75%	1.75%

2 The Adviser voluntarily expects to waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.54% for the fiscal year ending October 31, 2006.

3 Class A shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2006.

4 Includes a shareholder services fee/account adminstrative fee which is used to compensate intermediaries for shareholder services or account adminstrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.

5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after voluntary waivers) were 0.80%, 1.70% and 1.70%, respectively, for the fiscal year ended October 31, 2005.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B and Class C Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$714	$1,059	$1,427	$2,458

Expenses assuming no redemption	$714	$1,059	$1,427	$2,458

Class B:

Expenses assuming redemption	$774	$1,091	$1,385	$2,418

Expenses assuming no redemption	$224	$691	$1,185	$2,418

Class C:

Expenses assuming redemption	$422	$784	$1,273	$2,619

Expenses assuming no redemption	$322	$784	$1,273	$2,619


What are the Fund’s Investment Strategies?


The Adviser pursues the investment objective of tax-advantaged income by investing in both tax-exempt municipal bonds and equity securities. With regard to the equity portion, the Adviser attempts to identify solid, long-term values through disciplined investing and careful fundamental research. The Fund will invest in dividend paying common stocks and other securities that pay dividends and are intended to become eligible for the reduced 15% federal income tax rate on qualifying dividends. These securities will generally be issued by mid-to-large cap companies with high relative yields that are likely to maintain and increase their dividends. Under recent federal tax legislation, these dividends, along with long-term capital gains realized by the Fund will be taxable for federal income tax purposes at the long-term capital gains rate (15%). In addition to U.S. domestic equity securities, the Fund also may invest in dividend paying foreign equity securities. At least 80% of the Fund’s assets will be invested in municipal bonds and equity securities at all times. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follow this strategy section.


In order to provide investors with a high level of tax advantaged income, the Fund will invest at least 50% of its total assets in tax-exempt municipal securities; under current federal tax law, this strategy will enable all interest earned on tax-exempt municipal securities to retain its tax-exempt nature when paid to the Fund’s shareholders as dividends. While the Fund may invest in securities of any maturity, the Fund primarily invests in intermediate-to long-term tax-exempt securities. The Fund normally will invest most of its remaining assets in equity securities that the Adviser believes will pay relatively high dividend yields to shareholders. The Adviser will allocate the remainder of the portfolio between tax-exempt municipal bonds and equity securities based on the Adviser’s expectations for the performance and risks of the stocks and bonds in which the Fund invests, while taking into account the Fund’s objective of providing tax-advantaged income. During periods of stock market instability or decline, the Adviser may decrease the allocation of the Fund’s assets invested in equity securities and invest significantly more than 50% of the Fund’s assets in tax-exempt municipal bonds.


The Adviser also seeks to minimize taxable investment income upon the sale of securities. To this end, the Adviser will attempt to avoid the realization of short-term capital gains, which are taxed at ordinary federal income tax rates. To the extent that the Fund does realize short-term capital gains, the Adviser may sell depreciated securities, thereby realizing losses to offset those gains.


TAX-EXEMPT MUNICIPAL BONDS


With respect to the tax-exempt municipal bond portfolio, the Fund invests primarily in intermediate to long-term tax-exempt securities. The Fund may invest in tax-exempt municipal bonds that are: (1) high quality (i.e., securities rated in the first or second highest rating category by a nationally recognized statistical rating organization (NRSRO)); (2) medium quality (securities rated in the third or fourth highest rating category); (3) non-investment grade (but not lower than “B”-rated or unrated securities of comparable quality); or (4) unrated securities of comparable quality. The Adviser actively manages the tax-exempt municipal securities portfolio, seeking to manage credit risk assumed by the Fund and to provide high levels of tax-exempt income. The Fund will invest primarily in tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of ) the federal AMT.


The Adviser manages credit risk through portfolio diversification and by performing a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities in the portfolio on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Adviser performs a more intensive credit analysis on non-investment grade tax-exempt securities. In addition to the review process described above, the Adviser generally engages in detailed discussions with the issuer regarding the offering and may visit the site that the issuer is developing with the proceeds of the offering.

The Adviser attempts to provide high levels of income while taking prudent levels of interest rate risk by investing in tax-exempt securities of various maturities and managing the duration of the Fund. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s duration, the greater the change in the portfolio’s value in response to a change in market interest rates. The Adviser increases or reduces the Fund’s portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it maintains a longer portfolio duration. When the Adviser expects interest rates to increase, it shortens the portfolio duration. The Adviser may use hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities. Duration management is less important when a greater portion of the Fund is allocated to non-investment grade tax-exempt securities, because such securities are less sensitive to interest rate changes.

The Adviser may also attempt to augment income by investing a portion of the portfolio in non-investment grade tax-exempt securities, which generally provide higher yields. The percentage that the Adviser allocates to non-investment grade securities will vary depending on the supply of non-investment grade tax-exempt securities and the credit spread between investment grade tax-exempt securities and non-investment grade tax-exempt securities. If the credit spread narrows, the Adviser may increase its allocation to investment grade securities; if the credit spread broadens, the Adviser may increase its allocation to non-investment grade securities.

Corporate Stocks


With regard to the portion of the Fund allocated to equity securities, the Adviser attempts on average to identify value stocks of mature, high quality, mid to large cap companies with high relative dividend yields that are likely to maintain or increase their dividends. A company’s dividend yield will be considered relatively high when its yield is higher than the current yield of the stock market taken as a whole. By investing in value companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund’s portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company’s true value. The Adviser performs traditional fundamental research and analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund’s portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer’s business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies. The Adviser focuses on value in selecting dividend paying securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser focuses on value in selecting dividend paying securities, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.


TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities, and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute income to investors that is taxable at full federal income tax rates. This also may cause the Fund to give up greater investment returns to maintain the safety of principal.


HEDGING TRANSACTIONS

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivatives contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may enter into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES


Tax-exempt securities are fixed income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s adviser/subadviser to be reliable, pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.


Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in default on the bonds.

The interest on many types of private activity bonds is subject to AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.


Tax Increment Financing Bonds


Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


Zero Coupon Securities


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. Inverse floaters are used to enhance the income from a bond investment by employing leverage. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.


Municipal Mortgage-Backed Securities


Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interest in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-backed securities generally have fixed-interest rates.


PACs


PACs (planned amortization classes) are a sophisticated form of municipal mortgage-backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companies classes’ shares of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.


CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

Swaps


Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors, total return swaps and credit default swaps.


EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold shares of preferred stock that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its convertible preferred stock.

Convertible securities have lower yields than comparable securities without a conversion feature. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund anticipates that it will invest only in convertible preferred stock or other convertible securities whose dividends or distributions will qualify for the federal income tax rate of 15%.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

American Depositary Receipts

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund will invest primarily in ADRs that pay dividends that are eligible for federal income taxation at the capital gains rate (15%).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transactions when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions and derivative contracts, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets to secure such obligations without terminating the special transactions or derivatives contracts.


Investment Ratings for Investment Grade Securities


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade for the Fund, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?


INTEREST RATE RISKS


Prices of tax-exempt securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of tax-exempt securities fall. However, market factors, such as the demand for particular tax-exempt securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations. Duration measures the price sensitivity of a tax-exempt security to changes in interest rates.


CREDIT RISKS


Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Non-investment grade securities generally have a higher default risk than investment grade securities. If an issuer defaults, the Fund will lose money.


Many tax-exempt securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


CALL RISKS


Call risk is the possibility that an issuer may redeem a tax-exempt security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a tax-exempt security is called, the Fund may have to reinvest the proceeds in other tax-exempt securities with lower interest rates, higher credit risks or other less favorable characteristics.


SECTOR RISKS


The Fund may invest 25% or more of its total assets in tax-exempt securities of issuers in the same economic sector, including without limitation to the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks, or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these sectors or entities.


TAX RISKS


In order to pay interest that is exempt from federal income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.


The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.


LIQUIDITY RISKS


Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.


These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Non-investment grade securities generally have less liquidity than investment grade securities.


Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the derivatives contract or keep the position open, and the Fund could incur losses. OTC derivatives contracts generally carry greater liquidity risk than exchange-traded contracts.


PREPAYMENT RISKS


Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding municipal mortgage-backed securities.


For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.


Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS


The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES


Securities that are not rated investment grade (i.e., non-investment grade securities or unrated securities of comparable quality), also known as junk bonds, generally entail greater credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


RISKS OF FOREIGN INVESTING


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.


STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

STRATEGY RISK

Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor securities. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.

What Do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”


The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.


If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.


Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.


Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.


In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.


There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued (a) for equity securities, at their last sale price, (b) for fixed income securities, by an independent pricing service, or (c) for either fixed income securities or equity securities, based on market quotations.


The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.


Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A	$1,500/$100	5.50%	0.00%

Class B	$1,500/$100	None	5.50%

Class C	$1,500/$100	1.00%	1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of a financial intermediary may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

3 See “Sales Charge When You Redeem.”


As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.


Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front-end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE


The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.


Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

Class C Shares:

All Purchases	1.00%	1.01%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS


Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.


In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.


In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.


Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
  pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:

Shares Held Up To:	CDSC

1 Year	5.50%

2 Years	4.75%

3 Years	4.00%

4 Years	3.00%

5 Years	2.00%

6 Years	1.00%

7 Years or More	0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.


Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees or employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through a financial intermediary that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and

Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.


The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries


The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.


FRONT-END SALES CHARGE REALLOWANCES


The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.


When a financial intermediary’s customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

Class A Shares:

Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price

Less than $50,000	5.00%

$50,000 but less than $100,000	4.00%

$100,000 but less than $250,000	3.25%

$250,000 but less than $500,000	2.25%

$500,000 but less than $1 million	1.80%

$1 million or greater	0.00%

Class C Shares:

All Purchase Amounts	1.00%


ADVANCE COMMISSIONS


When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:

Class A Shares (for purchases over $1 million):

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

First $1 million - $5 million	0.75%

Next $5 million - $20 million	0.50%

Over $20 million	0.25%


Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.


Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Class B Shares:

Advance Commission as a Percentage of Public Offering Price

All Purchase Amounts	Up to 5.50%

Class C Shares:

All Purchase Amounts	1.00%


RULE 12B-1 FEES


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% (for Class A Shares) and 0.75% (for Class B Shares and Class C Shares) of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A, Class B and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES


The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.


ACCOUNT ADMINISTRATION FEES


The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES


The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES


The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a [Rule 12b-1 Plan and/or] Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares


You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”


DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS


You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH A FINANCIAL INTERMEDIARY


Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.


Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are partially exempt from federal income tax and partially subject to the tax-rate limitations on dividends, although a portion of the Fund’s dividends may not be exempt or advantaged.


It is the understanding of the Adviser that, to obtain the full advantage of the reduced federal income tax rate on a dividend paid by the Fund, it is necessary for you to hold your Shares of the Fund for more than 60 consecutive days during the 120-day period commencing 60 days before the ex-dividend date. Currently the favorable tax treatment of qualified dividends will continue through 2008; thereafter, unless the Internal Revenue Code is amended, dividends will be taxable at ordinary federal income tax rates. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Fund distributions of non-exempt dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


FREQUENT TRADING POLICIES


Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.


The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.


The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.


The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten equity holdings, top five fixed income holdings, recent purchase and sale transactions, equity and fixed income portfolio profile statistics (such as weighted medium market cap and weighted average effective duration), and percentage breakdowns of the portfolio by credit quality, asset class and sector.


To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION


Equity Portfolio


John L. Nichol


John L. Nichol has been the Fund’s Portfolio Manager since September 2003. Mr. Nichol is the lead portfolio manager for the Fund, and is primarily responsible for managing the Fund’s equity portfolio. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund’s Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.


John W. Harris


John W. Harris has been the Fund’s Portfolio Manager since September 2003. Mr. Harris is primarily responsible for making the asset allocation decisions between the Fund’s equity portfolio and the Fund’s fixed income portfolio. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund’s Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund’s Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.


Tax-Exempt Municipal Bond Portfolio


R.J. Gallo


R.J. Gallo has been the Fund’s Portfolio Manager since September 2003. Mr. Gallo is primarily responsible for managing the Fund’s fixed income portfolio. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He became a Vice President of the Fund’s Sub-Adviser in January 2005 and served as Assistant Vice President of the Fund’s Sub-Adviser from January 2002 through 2004. He became a Portfolio Manger in December 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo is a Chartered Financial Analyst. Mr. Gallo received a Master’s in Public Affairs with a concentration in Economics and Public Policy from Princeton University.


The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated October 31, 2005.

Legal Proceedings


Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the Fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the Fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the Fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the Fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.


Financial Highlights–Class A Shares


(For a Share Outstanding Throughout the Period)

	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.69	$10.53	$10.00
Income From Investment Operations:
Net investment income	0.37	0.06	0.41 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.42	0.16	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.79	0.22	0.88

Less Distributions:
Distributions from net investment income	(0.38)	(0.06)	(0.35)

Net Asset Value, End of Period	$11.10	$10.69	$10.53

Total Return[4]	7.49%	2.13%	8.92%

Ratios to Average Net Assets:

Net expenses	0.80%[5]	0.55%[6]	0.31%[6]

Net investment income	3.44%	3.48%[6]	4.30%[6]

Expense waiver/reimbursement[7]	0.67%	1.23%[6]	1.45%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$314,215	$140,170	$122,672

Portfolio turnover	9%	17%	39%


1 The Fund changed its fiscal year end from August 31 to October 31.


2 For the period from September 26, 2003 (start of performance) to August 31, 2004.


3 Based on average shares outstanding.


4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.81% after taking into account these expense reductions for the year ended October 31, 2005.


6 Computed on an annualized basis.


7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2005, which can be obtained free of charge.


Financial Highlights–Class B Shares


(For a Share Outstanding Throughout the Period)

	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.69	$10.53	$10.00
Income From Investment Operations:
Net investment income	0.27	0.04	0.32 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.42	0.17	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.69	0.21	0.79

Less Distributions:
Distributions from net investment income	(0.28)	(0.05)	(0.26)

Net Asset Value, End of Period	$11.10	$10.69	$10.53

Total Return[4]	6.53%	1.97%	7.99%

Ratios to Average Net Assets:

Net expenses	1.70%[5]	1.55%[6]	1.31%[6]

Net investment income	2.56%	2.48%[6]	3.27%[6]

Expense waiver/reimbursement[7]	0.52%	0.98%[6]	1.20%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$57,182	$34,834	$31,700

Portfolio turnover	9%	17%	39%


1 The Fund changed its fiscal year end from August 31 to October 31.


2 For the period from September 26, 2003 (start of performance) to August 31, 2004.


3 Based on average shares outstanding.


4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.70% after taking into account these expense reductions for the year ended October 31, 2005.


6 Computed on an annualized basis.


7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2005, which can be obtained free of charge.


Financial Highlights–Class C Shares


(For a Share Outstanding Throughout the Period)

	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.68	$10.52	$10.00
Income From Investment Operations:
Net investment income	0.27	0.04	0.32 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.43	0.17	0.46

TOTAL FROM INVESTMENT OPERATIONS	0.70	0.21	0.78

Less Distributions:
Distributions from net investment income	(0.28)	(0.05)	(0.26)

Net Asset Value, End of Period	$11.10	$10.68	$10.52

Total Return[4]	6.63%	1.97%	7.90%

Ratios to Average Net Assets:

Net expenses	1.70%[5]	1.55%[6]	1.31%[5]

Net investment income	2.56%	2.48%[6]	3.28%[6]

Expense waiver/reimbursement[7]	0.52%	0.98%[6]	1.20%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$79,891	$42,816	$38,500

Portfolio turnover	9%	17%	39%


1 The Fund changed its fiscal year end from August 31 to October 31.


2 For the period from September 26, 2003 (start of performance) to August 31, 2004.


3 Based on average shares outstanding.


4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.70% after taking into account these expense reductions for the year ended October 31, 2005.


6 Computed on an annualized basis.


7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated December 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Investment Company Act File No. 811-4577

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

28809 (12/05)

FEDERATED MUNI AND STOCK ADVANTAGE FUND
A Portfolio of Federated Income Securities Trust

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Muni and Stock Advantage
Fund (Fund), dated December 31, 2005. This SAI incorporates by reference the
Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                 [GRAPHIC OMITTED]
                                                CONTENTS
[GRAPHIC OMITTED]
                                            How is the Fund Organized?...............1
                                            --------------------------
                                            Securities in Which the Fund
                                            -----------------------------
                                            Invests..................................1
                                            -------
                                            What Do Shares Cost?....................14
                                            --------------------
                                            How is the Fund Sold?...................14
                                            ---------------------
                                            Exchanging Securities for Shares........15
                                            --------------------------------
                                            Subaccounting Services..................15
                                            ----------------------
                                            Redemption in Kind......................16
                                            ------------------
                                            Massachusetts Partnership Law...........16
                                            -----------------------------
                                            Account and Share Information...........16
                                            -----------------------------
                                            Tax Information.........................17
                                            ---------------
                                            Who Manages and Provides Services
                                            ----------------------------------
                                            to the Fund?............................17
                                            ------------
                                            How Does the Fund Measure
                                            --------------------------
                                            Performance?............................30
                                            ------------
                                            Who is Federated Investors, Inc.?.......32
                                            ---------------------------------
                                            Financial Information...................32
                                            ---------------------
                                            Investment Ratings......................32
                                            ------------------
                                            Addresses...............................37
                                            ---------
                                            Appendix................................38
                                            --------
[GRAPHIC OMITTED]
Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

28809B (12/05)

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust
(Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January
24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares
(Shares). This SAI relates to all classes of Shares.  The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser) and
the Fund's Sub-Adviser is Federated Investment Management Company.

Prior to January 1, 2004, Federated Investment Management Company was the
Adviser to the Fund. Both the current Adviser and the former Adviser and current sub-adviser, are wholly owned subsidiaries of Federated Investors,
Inc. (Federated).


SECURITIES IN WHICH THE FUND INVESTS


The principal securities in which the Fund invests are discussed in the
Fund's prospectus.  In pursuing its investment strategy, the Fund may also invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund's Adviser/Sub-Adviser to be reliable, pay interest that is not subject to federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Notes
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
The Fund treats demand instruments as short-term securities, even though their maturity may extend beyond 397 days, because within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Interests In Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities, in addition to those described under "Tax-Exempt Securities" above and in the Fund's prospectus, in which the Fund may invest:

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
maturity may extend beyond one year.

Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the
Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the
Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.
This creates different pre-payment and interest rate risks for each CMO class.
SEQUENTIAL CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs AND POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise
(and prepayments decrease), making IOs a useful hedge against interest rate risks.
FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rate (LIBOR). The other class (Inverse
Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z CLASSES AND RESIDUAL CLASSES
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly,
REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
   or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily demonstrated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risk of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivatives contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivatives contracts may be higher or lower than the spot exchange rate. Use of these contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American
Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities, which have the same maturity as the Brady Bonds. However, neither the
U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
International Depositary Receipts (IDRs), are traded globally or outside the
United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund may buy or sell the following types of contracts: interest rate and index financial futures contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

|X|   Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

|X|   Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

|X|   Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

|X|   Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

|X|   The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars.
Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate
(LIBOR) swap would require one party to pay the equivalent of the LIBOR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on
$10 million principal amount.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


CREDIT DEFAULT SWAPS
A credit default swap is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond, either individually or as part of a portfolio (or
"basket") of bonds, (the "Reference Bond"). If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the
"Deliverable Bond"). The Counterparties agree to the characteristics of the
Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as
Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and no Event of Default occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the
Fund (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If the Fund is the Protection
Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference
Bond and the Counterparty to the CDS.


HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivatives contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTES
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a bond or a portfolio of bonds. The purchaser of the
CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the
Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default
(an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event")
or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note Purchaser, if an Event
of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.  Typically, the Reference Bond is a corporate bond, however, any type of fixed income security could be used as the Reference
Bond.


SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
     States.

o     The Adviser attempts to manage currency risk by limiting the amount the
     Fund invests in securities denominated in a particular currency.
     However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
o     The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU).
     Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

o     With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently may reduce the value of their foreign government securities.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
     Consequently, the Fund's Share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount the
     Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.
     Further, value stocks tend to have higher dividends than growth stocks.
     This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Investing in American Depositary Receipts
o     Because the Fund may invest in ADRs issued by foreign companies, the
     Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


TAX-EXEMPT MUNICIPAL BONDS INVESTMENT RISKS

Credit Risks
o     The Fund may invest in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a
     "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk.
     Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.  The non-investment grade securities in which the Fund may invest generally have a higher default risk than investment grade securities.

Tax Risks
o     In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt municipal securities to fall.

o     The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to.
     Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Liquidity Risks
o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
     OTC contracts generally carry greater liquidity risk than
     exchange-traded contracts.  Non-investment grade securities generally have less liquidity than investment grade securities.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Prepayment Risks
o     Like municipal mortgage backed securities, asset backed securities
     (including fixed income or tax-exempt securities that are pooled or collateralized) may be subject to prepayment risks and the possibility that interest and other payments may not be made.

o     Such investments also may be subject to interest rate, credit and other risks described in the Fund's prospectus and this SAI.

Risks of Investing in Derivative Contracts and Hybrid Instruments
o     The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the
     Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or this statement of additional information, such as interest rate, credit, liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The Fund's investment objective is to provide tax-advantaged income, with a secondary objective of capital appreciation.

The Fund will attempt to invest its assets so that the income derived from municipal securities that it distributes will be exempt from federal income tax (including the alternative minimal income tax), except when investing for
"defensive purposes." The Fund will attempt to invest its assets so that dividends received for equity securities will qualify for federal income taxation at the 15% rate.

The investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash;
cash items; securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, but may invest more than 25% of its total assets in securities of issuers in the same economic sector. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of
1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the
Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The Fund may invest in securities subject to restrictions or resale under the
Securities Act of 1933.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.
Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (CLASS A SHARES, CLASS B SHARES, CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.  Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B
Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares,
Class B Shares and Class C Shares of the Fund and the amount retained by the
Distributor for the last fiscal year ended October 31, 2005, and the periods from August 31, 2004 to October 31, 2004 and September 26, 2003 to August 31,
2004:

                    10/31/2004 to 10/31/2005             8/31/2004 to 10/31/2004                  9/26/2003 to 8/31/2004
                 Total Sales                          Total Sales                            Total Sales        Amount Retained
                   Charges       Amount Retained        Charges             Amount             Charges
                                                                           Retained
Class A           $6,830,385        $769,631            $610,945           $65,811           $3,795,842            $406,912
Shares
Class B            $73,843             $0               $12,495               $0               $57,667                $0
Shares
Class C            $111,770          $9,331             $10,626             $1,436            $234,212              $64,668
Shares

------------------------------------------------------------------------------


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All Shares of the
Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 5, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:  Edward
Jones & Co., Maryland Hts., MO, owned approximately 19,001,961 Shares
(63.64%).

As of December 5, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:  Edward
Jones & Co., Maryland Hts., MO, owned approximately 1,650,132 Shares
(31.01%); Pershing LLC, Jersey City, NJ, owned approximately 470,740 Shares
(8.85%); and MLPF&S, Jacksonville, FL, owned approximately 406,436 Shares
(7.64%).

As of December 5, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares:  MLPF&S,
Jacksonville, FL, owned approximately 1,924,381 Shares (25.26%); and Edward
Jones & Co., Maryland Hts., MO, owned approximately 680,640 Shares
(8.93%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones Financial Companies, LP LLP; organized in the state of
Missouri.

MLPF&S is organized in the state of Florida is a subsidiary of Merrill
Lynch & Co. Inc.; organized in the state of Florida.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.  The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2004, the
Trust comprised five portfolios, and the Federated Fund Complex consisted of
44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of December 5, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

            Name                                                                                        Total Compensation
         Birth Date                                                                 Aggregate             From Trust and
          Address                                                                 Compensation        Federated Fund Complex
 Positions Held with Trust          Principal Occupation(s) for Past Five           From Fund          (past calendar year)
     Date Service Began                            Years,                         (past fiscal
                                    Other Directorships Held and Previous             year)
                                                 Position(s)
John F. Donahue*                  Principal Occupations: Chairman and                  $0                       $0
Birth Date: July 28, 1924         Director or Trustee of the Federated
CHAIRMAN AND TRUSTEE              Fund Complex; Chairman and Director,
Began serving: January 1986       Federated Investors, Inc.
                                  -----------------------------------------

                                  Previous Positions: Trustee, Federated
                                  Investment Management Company and
                                  Chairman and Director, Federated
                                  Investment Counseling.

J. Christopher Donahue*           Principal Occupations: Principal                     $0                       $0
Birth Date: April 11, 1949        Executive Officer and President of the
PRESIDENT AND TRUSTEE             Federated Fund Complex; Director or
Began serving: January 2000       Trustee of some of the Funds in the
                                  Federated Fund Complex; President, Chief
                                  Executive Officer and Director,
                                  Federated Investors, Inc.; Chairman and
                                  Trustee, Federated Investment Management
                                  Company; Trustee, Federated Investment
                                  Counseling; Chairman and Director,
                                  Federated Global Investment Management
                                  Corp.; Chairman, Federated Equity
                                  Management Company of Pennsylvania,
                                  Passport Research, Ltd. and Passport
                                  Research II, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director,
                                  Federated Services Company.

                                  Previous Positions: President, Federated
                                  Investment Counseling; President and
                                  Chief Executive Officer, Federated
                                  Investment Management Company, Federated
                                  Global Investment Management Corp. and
                                  Passport Research, Ltd.

Lawrence D. Ellis, M.D.*          Principal Occupations: Director or                 $364.03                 $148,500
Birth Date: October 11, 1932      Trustee of the Federated Fund Complex;
3471 Fifth Avenue                 Professor of Medicine, University of
Suite 1111                        Pittsburgh; Medical Director, University
Pittsburgh, PA                    of Pittsburgh Medical Center Downtown;
TRUSTEE                           Hematologist, Oncologist and Internist,
Began serving: August 1987        University of Pittsburgh Medical Center.

                                  Other Directorships Held: Member,
                                  National Board of Trustees, Leukemia
                                  Society of America.

                                  Previous Positions: Trustee, University
                                  of Pittsburgh; Director, University of
                                  Pittsburgh Medical Center.

------------------------------------------------------------------------------

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

            Name                                                                                 Total Compensation
         Birth Date                                                            Aggregate           From Trust and
           Address                                                            Compensation         Federated Fund
  Positions Held with Trust          Principal Occupation(s) for Past          From Fund              Complex
     Date Service Began                         Five Years,                   (past fiscal         (past calendar
                                       Other Directorships Held and              year)                 year)
                                           Previous Position(s)
Thomas G. Bigley                   Principal Occupation: Director or            $400.42               $163,350
Birth Date: February 3, 1934       Trustee of the Federated Fund
15 Old Timber Trail                Complex.
Pittsburgh, PA
TRUSTEE                            Other Directorships Held: Director,
Began serving: October 1995        Member of Executive Committee,
                                   Children's Hospital of Pittsburgh;
                                   Director, University of Pittsburgh.

                                   Previous Position: Senior Partner,
                                   Ernst & Young LLP.

John T. Conroy, Jr.                Principal Occupations: Director or           $400.42               $163,350
Birth Date: June 23, 1937          Trustee of the Federated Fund
Investment Properties              Complex; Chairman of the Board,
Corporation                        Investment Properties Corporation;
3838 North Tamiami Trail           Partner or Trustee in private real
Suite 402                          estate ventures in Southwest
Naples, FL                         Florida.
TRUSTEE
Began serving: November 1991       Previous Positions: President,
                                   Investment Properties Corporation;
                                   Senior Vice President, John R. Wood
                                   and Associates, Inc., Realtors;
                                   President, Naples Property
                                   Management, Inc. and Northgate
                                   Village Development Corporation.

Nicholas P. Constantakis           Principal Occupation: Director or            $400.42               $163,350
Birth Date: September 3, 1939      Trustee of the Federated Fund
175 Woodshire Drive                Complex.
Pittsburgh, PA
TRUSTEE                            Other Directorships Held: Director
Began serving: February 1998       and Member of the Audit Committee,
                                   Michael Baker Corporation
                                   (engineering and energy services
                                   worldwide).

                                   Previous Position: Partner, Andersen
                                   Worldwide SC.

John F. Cunningham                 Principal Occupation: Director or            $364.03               $148,500
Birth Date: March 5, 1943          Trustee of the Federated Fund
353 El Brillo Way                  Complex.
Palm Beach, FL
TRUSTEE                            Other Directorships Held: Chairman,
Began serving: January 1999        President and Chief Executive
                                   Officer, Cunningham & Co., Inc.
                                   (strategic business consulting);
                                   Trustee Associate, Boston College.

                                   Previous Positions: Director,
                                   Redgate Communications and EMC
                                   Corporation (computer storage
                                   systems); Chairman of the Board and
                                   Chief Executive Officer, Computer
                                   Consoles, Inc.; President and Chief
                                   Operating Officer, Wang
                                   Laboratories; Director, First
                                   National Bank of Boston; Director,
                                   Apollo Computer, Inc.

Peter E. Madden                    Principal Occupation: Director or            $364.03               $148,500
Birth Date: March 16, 1942         Trustee of the Federated Fund
One Royal Palm Way                 Complex.
100 Royal Palm Way
Palm Beach, FL                     Other Directorships Held: Board of
TRUSTEE                            Overseers, Babson College.
Began serving: November 1991
                                   Previous Positions: Representative,
                                   Commonwealth of Massachusetts
                                   General Court; President, State
                                   Street Bank and Trust Company and
                                   State Street Corporation (retired);
                                   Director, VISA USA and VISA
                                   International; Chairman and
                                   Director, Massachusetts Bankers
                                   Association; Director, Depository
                                   Trust Corporation; Director, The
                                   Boston Stock Exchange.

Charles F. Mansfield, Jr.          Principal Occupations: Director or           $400.42               $163,350
Birth Date: April 10, 1945         Trustee of the Federated Fund
80 South Road                      Complex; Management Consultant;
Westhampton Beach, NY              Executive Vice President, DVC Group,
TRUSTEE                            Inc. (marketing, communications and
Began serving: January 2000        technology) (prior to 9/1/00).

                                   Previous Positions: Chief Executive
                                   Officer, PBTC International Bank;
                                   Partner, Arthur Young & Company
                                   (now Ernst & Young LLP); Chief
                                   Financial Officer of Retail Banking
                                   Sector, Chase Manhattan Bank; Senior
                                   Vice President, HSBC Bank USA
                                   (formerly, Marine Midland Bank);
                                   Vice President, Citibank; Assistant
                                   Professor of Banking and Finance,
                                   Frank G. Zarb School of Business,
                                   Hofstra University.

John E. Murray, Jr., J.D.,         Principal Occupations: Director or           $436.84               $178,200
S.J.D.                             Trustee of the Federated Fund
Birth Date: December 20, 1932      Complex; Chancellor and Law
Chancellor, Duquesne               Professor, Duquesne University;
University                         Partner, Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE                            Other Directorships Held: Director,
Began serving: February 1995       Michael Baker Corp. (engineering,
                                   construction, operations and
                                   technical services).

                                   Previous Positions: President,
                                   Duquesne University; Dean and
                                   Professor of Law, University of
                                   Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova
                                   University School of Law.

Marjorie P. Smuts                  Principal Occupations:  Director or          $364.03               $148,500
Birth Date: June 21, 1935          Trustee of the Federated Fund
4905 Bayard Street                 Complex; Public Relations/Marketing
Pittsburgh, PA                     Consultant/Conference Coordinator.
TRUSTEE
Began serving: January 1986        Previous Positions: National
                                   Spokesperson, Aluminum Company of
                                   America; television producer;
                                   President, Marj Palmer Assoc.;
                                   Owner, Scandia Bord.

John S. Walsh                      Principal Occupations:  Director or          $364.03               $148,500
Birth Date: November 28, 1957      Trustee of the Federated Fund
2604 William Drive                 Complex; President and Director,
Valparaiso, IN                     Heat Wagon, Inc. (manufacturer of
TRUSTEE                            construction temporary heaters);
Began serving: January 2000        President and Director,
                                   Manufacturers Products, Inc.
                                   (distributor of portable
                                   construction heaters); President,
                                   Portable Heater Parts, a division of
                                   Manufacturers Products, Inc.

                                   Previous Position: Vice President,
                                   Walsh & Kelly, Inc.

------------------------------------------------------------------------------

OFFICERS**

               Name
            Birth Date
              Address
     Positions Held with Trust
-----------------------------------        Principal Occupation(s) and Previous Position(s)
        Date Service Began
John W. McGonigle                  Principal Occupations: Executive Vice President and Secretary of
Birth Date: October 26, 1938       the Federated Fund Complex; Vice Chairman, Executive Vice
EXECUTIVE VICE PRESIDENT           President, Secretary and Director, Federated Investors, Inc.
-----------------------------------
AND SECRETARY                      Previous Positions: Trustee, Federated Investment Management
Began serving: January 1986        Company and Federated Investment Counseling; Director, Federated
                                   Global Investment Management Corp., Federated Services Company
                                   and Federated Securities Corp.

Richard J. Thomas                  Principal Occupations: Principal Financial Officer and Treasurer
Birth Date: June 17, 1954          of the Federated Fund Complex; Senior Vice President, Federated
TREASURER                          Administrative Services.
Began serving: November 1998
                                   Previous Positions: Vice President, Federated Administrative
                                   Services; held various management positions within Funds
                                   Financial Services Division of Federated Investors, Inc.

Richard B. Fisher                  Principal Occupations: Vice Chairman or Vice President of some
Birth Date: May 17, 1923           of the Funds in the Federated Fund Complex; Vice Chairman,
VICE PRESIDENT                     Federated Investors, Inc.; Chairman, Federated Securities Corp.
Began serving: January 1986
                                   Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
                                   President, Federated Investors, Inc. and Director and Chief
                                   Executive Officer, Federated Securities Corp.

Stephen F. Auth                    Principal Occupations: Chief Investment Officer of this Fund and
Birth Date: September 3, 1956      various other Funds in the Federated Fund Complex; Executive
CHIEF INVESTMENT OFFICER           Vice President, Federated Investment Counseling, Federated
Began serving: May 2004            Global Investment Management Corp., Federated Equity Management
                                   Company of Pennsylvania and Passport Research II, Ltd.

                                   Previous Positions: Executive Vice President, Federated
                                   Investment Management Company, and Passport Research, Ltd.;
                                   Senior Vice President, Global Portfolio Management Services
                                   Division; Senior Vice President, Federated Investment Management
                                   Company and Passport Research, Ltd.; Senior Managing Director
                                   and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski                Principal Occupations:  Robert J. Ostrowski joined Federated in
Birth Date: April 26, 1963         1987 as an Investment Analyst and became a Portfolio Manager in
CHIEF INVESTMENT OFFICER           1990. He was named Chief Investment Officer of taxable fixed
Began serving: May 2004            income products in 2004 and also serves as a Senior Portfolio
                                   Manager. He has been a Senior Vice President of the Fund's
                                   Adviser since 1997. Mr. Ostrowski is a Chartered Financial
                                   Analyst. He received his M.S. in Industrial Administration from
                                   Carnegie Mellon University.
                                   -----------------------------------------------------------------

Joseph M. Balestrino               Joseph M. Balestrino is Vice President of the Trust.  Mr.
Birth Date: November 3, 1954       Balestrino joined Federated in 1986 and has been a Senior
VICE PRESIDENT                     Portfolio Manager and Senior Vice President of the Fund's
Began serving: November 1998       Adviser since 1998. He was a Portfolio Manager and a Vice
                                   President of the Fund's Adviser from 1995 to 1998. Mr.
                                   Balestrino served as a Portfolio Manager and an Assistant Vice
                                   President of the Adviser from 1993 to 1995. Mr. Balestrino is a
                                   Chartered Financial Analyst and received his Master's Degree in
                                   Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer                   Randall S. Bauer is Vice President of the Trust.  Mr. Bauer
Birth Date: November 16, 1957      joined Federated in 1989 and has been a Portfolio Manager and a
VICE PRESIDENT                     Vice President of the Fund's Adviser since 1994. Mr. Bauer is a
Began serving: November 1998       Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol                     John L. Nichol has been the Fund's Portfolio Manager since
Birth Date: May 21, 1963           September 2003.  He is Vice President of the Trust.  Mr. Nichol
VICE PRESIDENT                     joined Federated in September 2000 as an Assistant Vice
Began serving: May 2004            President/Senior Investment Analyst. He has been a Portfolio
                                   Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a
                                   portfolio manager and analyst for the Public Employees
                                   Retirement System of Ohio from 1992 through August 2000. Mr.
                                   Nichol is a Chartered Financial Analyst. He received has M.B.A.
                                   with an emphasis in Finance and Management and Information
                                   Science from the Ohio State University.
                                   -----------------------------------------------------------------

------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD

                                                                                                  Meetings Held
Board Committee          Committee                                                                 During Last
                          Members                         Committee Functions                      Fiscal Year
Executive          John F. Donahue           In between meetings of the full Board, the                Six
                   John E. Murray, Jr.,      Executive Committee generally may exercise
                   J.D., S.J.D.              all the powers of the full Board in the
                                             management and direction of the business and
                                             conduct of the affairs of the Trust in such
                                             manner as the Executive Committee shall deem
                                             to be in the best interests of the Trust.
                                             However, the Executive Committee cannot elect
                                             or remove Board members, increase or decrease
                                             the number of Trustees, elect or remove any
                                             Officer, declare dividends, issue shares or
                                             recommend to shareholders any action
                                             requiring shareholder approval.

Audit              Thomas G. Bigley          The purposes of the Audit Committee are to               Nine
                   John T. Conroy, Jr.       oversee the accounting and financial
                   Nicholas P.               reporting process of the Fund, the Fund`s
                   Constantakis              internal control over financial reporting,
                   Charles F.                and the quality, integrity and independent
                   Mansfield, Jr.            audit of the Fund`s financial statements.
                                             The Committee also oversees or assists the
                                             Board with the oversight of compliance with
                                             legal requirements relating to those matters,
                                             approves the engagement and reviews the
                                             qualifications, independence and performance
                                             of the Fund`s independent registered public
                                             accounting firm, acts as a liaison between
                                             the independent registered public accounting
                                             firm and the Board and reviews the Fund`s
                                             internal audit function.

Nominating         Thomas G. Bigley          The Nominating Committee, whose members                   One
                   John T. Conroy, Jr.       consist of all Independent Trustees, selects
                   Nicholas P.               and nominates persons for election to the
                   Constantakis              Fund`s Board when vacancies occur. The
                   John F. Cunningham        Committee will consider candidates
                   Peter E. Madden           recommended by shareholders, Independent
                   Charles F.                Trustees, officers or employees of any of the
                   Mansfield, Jr.            Fund`s agents or service providers and
                   John E. Murray, Jr.       counsel to the Fund. Any shareholder who
                   Marjorie P. Smuts         desires to have an individual considered for
                   John S. Walsh             nomination by the Committee must submit a
                                             recommendation in writing to the Secretary of
                                             the Fund, at the Fund's address appearing on
                                             the back cover of this Statement of
                                             Additional Information. The recommendation
                                             should include the name and address of both
                                             the shareholder and the candidate and
                                             detailed information concerning the
                                             candidate's qualifications and experience. In
                                             identifying and evaluating candidates for
                                             consideration, the Committee shall consider
                                             such factors as it deems appropriate.  Those
                                             factors will ordinarily include:  integrity,
                                             intelligence, collegiality, judgment,
                                             diversity, skill, business and other
                                             experience, qualification as an "Independent
                                             Trustee," the existence of material
                                             relationships which may create the appearance
                                             of a lack of independence, financial or
                                             accounting knowledge and experience, and
                                             dedication and willingness to devote the time
                                             and attention necessary to fulfill Board
                                             responsibilities.

------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004

                                                                      Aggregate
                                        Dollar Range of            Dollar Range of
                                         Shares Owned              Shares Owned in
         Interested                  in Federated Muni and       Federated Family of
      Board Member Name              Stock Advantage Fund        Investment Companies
John F. Donahue                              None                   Over $100,000
J. Christopher Donahue                   Over $100,000              Over $100,000
Lawrence D. Ellis, M.D.                      None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                             None                   Over $100,000
John T. Conroy, Jr.                          None                   Over $100,000
Nicholas P. Constantakis                     None                   Over $100,000
John F. Cunningham                           None                   Over $100,000
Peter E. Madden                              None                   Over $100,000
Charles F. Mansfield, Jr.                    None                   Over $100,000
John E. Murray, Jr., J.D.,                   None                   Over $100,000
S.J.D.
Marjorie P. Smuts                            None                   Over $100,000
John S. Walsh                          $10,001 - $50,000            Over $100,000

------------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Portfolio Manager Information

The following information about each of the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

John L. Nichol, Portfolio Manager

Federated Muni and Stock Advantage Fund

                                             ------------------------------------------

           Other Accounts Managed            Total Number of Other Accounts Managed /
                                                           Total Assets*
             by John L. Nichol
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

      Registered Investment Companies              5 funds / $ 1,746.66 million
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

      Other Pooled Investment Vehicles                           0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

               Other Accounts                                    0
---------------------------------------------------------------------------------------

*  None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

John L. Nichol is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated
Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance ("IPP") is the
predominant factor.  Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager's role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year taxable equivalent total return and taxable equivalent average one-year gross distribution yield basis versus a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Nichol is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP.  The Balanced Scorecard IPP score is calculated with an equal weighting of each included account managed by the portfolio manager.  The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Mr. Nichol was awarded a grant of restricted Federated stock.
Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

John Harris, Portfolio Manager

Federated Muni and Stock Advantage Fund

                                          ---------------------------------------------

         Other Accounts Managed             Total Number of Other Accounts Managed /
                                                         Total Assets*
             by John Harris
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

     Registered Investment Companies             10 funds / $ 3,511.64 million
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

    Other Pooled Investment Vehicles                           0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

             Other Accounts                                    0
---------------------------------------------------------------------------------------

*  None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

John Harris is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc.
(Federated).  There are four weighted performance categories in the Balanced
Scorecard.  Investment Product Performance ("IPP") is the predominant factor.  Of lesser importance are: Leadership/Teamwork/Communication,
Research, and Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured by applying two components.  The first component includes funds for which Mr. Harris serves as portfolio manager and assesses performance of asset allocation decisions over rolling 1, 3 and 5 calendar years versus performance of pre-defined allocation models.  For certain funds, 1, 3, and 5 calendar year pre-tax gross returns, or taxable equivalent returns, are measured versus designated peer groups of comparable funds.  In addition, for certain funds, performance is measured by comparing the fund's average one-year distribution yield, or taxable equivalent, for 1, 3 and 5 calendar year periods to those of designated peer group funds.  The second component includes certain additional accounts for which Mr. Harris provides quantitative analytical support, measured on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis versus fund benchmarks and/or on a rolling
1, 3, and 5 calendar year, pre-tax gross return basis versus designated peer groups of comparable funds.  With respect to this component, accounts are categorized according to investment strategy, and performance of each strategy category receives equal weighting.  Performance of each account within a strategy also receives equal weighting.

Performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Research performance focuses on the quality and timeliness of allocation recommendations, the quality and timeliness of quantitative support and other qualitative factors and is assessed by the Chief Investment Officer.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors: growth in assets under management and revenues attributable to the portfolio manager's
Department, net fund flows relative to industry trends for the product category, and Departmental expense management.  Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Richard J. Gallo, Portfolio Manager

Federated Muni and Stock Advantage Fund

         Other Accounts Managed           Total Number of Other Accounts Managed / Total
                                                              Assets*
           by Richard J. Gallo

     Registered Investment Companies                2 funds / $ 306.32 million

    Other Pooled Investment Vehicles                             0

             Other Accounts                                      0

*  None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

Richard J. Gallo is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of
Federated Investors, Inc. (Federated).  There are five weighted performance categories in the Balanced Scorecard.  Investment Product Performance ("IPP")
is the predominant factor.  Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, Research
Performance and Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager's role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year taxable equivalent total return and taxable equivalent average one-year gross distribution yield basis versus a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Gallo is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The Balanced Scorecard IPP score is calculated with an equal weighting of each account managed by the portfolio manager.  Additionally, a portion of Mr. Gallo's IPP score is based on the performance of portfolios for which he provides research and analytical support.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Richard J. Gallo was awarded a grant of restricted Federated stock.  Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter.  Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include: identification of the Fund's top ten equity holdings, top five fixed income holdings, recent purchase and sale transactions, equity and fixed income portfolio profile statistics (such as weighted medium market cap and effective weighted average effective duration), and percentage breakdowns of the portfolio by credit quality, asset class and sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.



BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On October 31, 2005, the Fund owned securities of the following regular broker/dealers: Bank of America $3,521,070; J.P. Morgan Chase & Co.,
$1,570,998; UBS AG $1,285,050; and Citigroup, Inc., $7,288,176.



Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, October 31, 2005, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $30,047,251 for which the Fund paid $36,918 in brokerage commissions.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                                Average Aggregate Daily
    Maximum Administrative Fee             Net Assets of the Federated Funds
            0.150 of 1%                         on the first $5 billion
            0.125 of 1%                          on the next $5 billion
            0.100 of 1%                         on the next $10 billion
            0.075 of 1%                        on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

                                For the Year Ended October   For the Period Ended October  For the Period Ended August 31,
                                         31, 2005                     31, 2004*                          2004
Advisory Fee Earned                     $3,160,013                     $341,278                       $1,055,056
Advisory Fee Reduction                  $1,600,736                     $329,023                       $1,055,056
Advisory Fee Reimbursement                  --                            --                              --
Brokerage Commissions                    $73,962                          --                              --
Administrative Fee                       $242,239                      $31,260                         $108,708
12b-1 Fee:
 Class A Shares                             $0                            --                              --
 Class B Shares                          $341,513                         --                              --
 Class C Shares                          $446,278                         --                              --
Shareholder Services Fee:
  Class A Shares                         $220,698                         --                              --
  Class B Shares                         $113,838                         --                              --
  Class C Shares                         $148,525                         --                              --

------------------------------------------------------------------------------
* The Fund has changed its fiscal year end from August 31 to October 31.

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year and Start of Performance periods ended October 31, 2005.

Yield is given for the 30-day period ended October 31, 2005.

                                                                      Start of
                                                                   Performance on
                                   30-Day Period      1 Year         9/26/2003
Class A Shares:
Total Return
  Before Taxes                          N/A            1.60%           6.01%
  After Taxes on Distributions          N/A            0.98%           5.60%
  After Taxes on
  Distributions and Sale of             N/A            1.63%           5.25%
  Shares
Yield                                  2.94%            N/A             N/A

------------------------------------------------------------------------------
                                                                      Start of
                                                                   Performance on
                                   30-Day Period      1 Year         9/26/2003
Class B Shares:
Total Return
  Before Taxes                          N/A            1.03%           6.14%
  After Taxes on Distributions          N/A            0.54%           5.81%
  After Taxes on
  Distributions and Sale of             N/A            1.12%           5.33%
  Shares
Yield                                  2.36%            N/A             N/A

------------------------------------------------------------------------------
                                                                      Start of
                                                                   Performance on
                                   30-Day Period      1 Year         9/26/2003
Class C Shares:
Total Return
  Before Taxes                          N/A            4.55%           7.40%
  After Taxes on Distributions          N/A            4.07%           7.08%
  After Taxes on
  Distributions and Sale of             N/A            3.40%           6.41%
  Shares
Yield                                  2.34%            N/A             N/A

------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Municipal Bond Index: is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must have a dated-date after
December 31, 1990, and must be at least one year from their maturity date.
Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Russell 1000(R) Value Index: Measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.
Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion,
$24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson,
CFA, for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money
Market Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31,
2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Muni and Stock Advantage Fund dated October 31,
2005.


INVESTMENT RATINGS

STANDARD AND POOR'S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE (MOODY'S) LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investors Service (Moody's) short-term ratings are designated Moody's
Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

FITCH VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS
Variable-rate demand obligations and other securities which contain a demand feature will have a dual rating, such as 'AAA/F1+'. The first rating denotes long-term ability to make principal and interest payments, the second rating denotes ability to meet a demand feature in full and on time.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category.
A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public
Data modifier ("pd") which indicates that a company does not subscribe to
A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

FEDERATED MUNI AND STOCK ADVANTAGE FUND

Class A Shares
Class B Shares
Class C Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investment Management Company (Sub-Adviser)
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP
Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Willshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
S&P

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper
Morningstar
Morningstar Associates
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8 to the
                           Declaration of Trust of the Registrant; (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated and
                           Amended Declaration of Trust of the Registrant; (14)
(iii) Conformed copy of Amendment No. 10 to the Declaration of Trust of the
                           Registrant; (14)
(iv)  Conformed copy of Amendment No. 11 to the Declaration of Trust of the
                           Registrant; (16)
(v)   Conformed copy of Amendment No. 12 to the Declaration of Trust of the
                           Registrant; (17)
(vi)  Conformed copy of Amendment No. 13 to the Declaration of Trust of the
                           Registrant; (20)
            (b)   (i)      Copy of Amended and Restated By-Laws of the
                           Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the
                           Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the
                           Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the
                           Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the
                           Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the
                           Registrant; (15)
                  (vii)    Copy of Amendment No. 9 to the By-Laws of the
                           Registrant; (16)
                  (viii)   Copy of Amendment No. 10 to the By-Laws of the
                           Registrant; (20)
                  (vix)    Copy of Amendment No. 11 to the By-Laws of the
                           Registrant; (22)
            (c)            Copy of Specimen Certificate for Shares of Beneficial
                           Interest of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of the
                           Registrant (including Exhibit A); (12)
(ii)  Conformed copy of Exhibit B to the Investment Advisory Contract of the
                           Registrant; (12)
(iii) Conformed copy of Exhibit C to the Investment Advisory Contract of the
                           Registrant; (14)
(iv)  Conformed copy of Exhibit D to the Investment Advisory Contract of the
                           Registrant; (16)
                  (v)      Conformed copy of Amendment to Investment Advisory
                           Contract of Registrant; (13)
                  (vi)     Conformed copy of Investment Advisory Contract of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Assignment of Investment Advisory
                           contract of the Registrant (Federated Capital Income
                           Fund only); (16)
                  (viii)   Conformed copy of the Sub-Advisory Agreement
                           including Exhibit A of the Registrant (Federated
                           Capital Income Fund only); (16)
                  (ix)     Conformed copy of Assignment of Investment Advisory
                           Contract of the Registrant (Federated Muni and Stock
                           Advantage Fund only); (16)
                  (x)      Conformed copy of Sub-Advisory Agreement including
                           Exhibit A of the Registrant (Federated Muni and Stock
                           Advantage Fund only); (16)
            (e)   (i)      Conformed copy of Distributor's Contract of the
                           Registrant (including Exhibits A and B); (12)
                  (ii)     Conformed copy of Exhibit C to Distributor's Contract
                           of the Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's Contract
                           of the Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's
                           Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's
                           Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's
                           Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's
                           Contract of the Registrant; (15)
(viii)      Conformed copy of Exhibit I to the Distributor's Contract of the
                           Registrant; (15)
(ix)  Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the
                           Distributor's Contract of the Registrant; (16)
(x)   Conformed copy of Amendment to Distributor's Contract of Registrant;
                           (13)
(xi)  Conformed copy of Amendment dated October 01, 2003 to Distributor's
                           Contract of the Registrant (16)
                  (xii)    Conformed copy of Distributor's Contract of the
                           Registrant (Class B Shares of Federated Capital
                           Income Fund only); (15)
                  (xiii)   The Registrant hereby incorporates the conformed copy
                           of the specimen Mutual Funds Sales and Service
                           Agreement; Mutual Funds Service Agreement; and
                           Plan/Trustee Mutual Funds Service Agreement from Item
                           24(b)(6)(ii)-(iv) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 24, 1995 (File Nos. 33-38550 and
                           811-6269);
            (f)            Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the
                           Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian Contract;
                           (13)
            (h)   (i)      Conformed copy of Amended and Restated Agreement for
                           Fund Accounting Services, Administrative Services,
                           Transfer Agency Services and Procurement; (11)
(ii)  The Registrant hereby incorporates the conformed copy of Amendment No.
                           2 to the Amended & Restated Agreement for Fund
                           Accounting Services, Administrative Services,
                           Transfer Agency Services and Custody Services
                           Procurement from Item 23 (h)(v) of the Federated U.S.
                           Government Securities: 2-5 Years Registration
                           Statement on Form N-1A, filed with the Commission on
                           March 30, 2004. (File Nos.2-75769 and 811-3387);
(iii) The Registrant hereby incorporates the conformed copy of Amendment No.
                           3 to the Amended & Restated Agreement for Fund
                           Accounting Services, Administrative Services,
                           Transfer Agency Services and Custody Services
                           Procurement from Item 23 (h)(v) of the Federated U.S.
                           Government Securities: 2-5 Years Registration
                           Statement on Form N-1A, filed with the Commission on
                           March 30, 2004. (File Nos. 2-75769 and 811-3387);
                  (iv)     The responses and exhibits described in Item
                           23(e)(xiii) are hereby incorporated by reference;
                  (v)      The Registrant hereby incorporates the conformed copy
                           of the Second Amended and Restated Services
                           Agreement, with attached Schedule 1 revised 6/30/04,
                           from Item 22(h)(vii) of the Cash Trust Series,  Inc.
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 29, 2004. (File Nos. 33-29838 and
                           811-5843);
                  (vi)     The Registrant hereby incorporates the conformed
                           copy of the Financial Administration and
                           Accounting Services Agreement, with attached
                           Exhibit A revised 6/30/04, from Item 22(h)(viii)
                           of the Cash Trust Series, Inc. Registration
                           Statement on Form N-1A, filed with the Commission
                           on July 29, 2004. (File Nos. 33-29838 and
                           811-5843);
                  (vii)    The Registrant hereby incorporates by reference
                           the conformed copy of the Agreement for
                           Administrative Services, with Exhibit 1 and
                           Amendments 1 and 2 attached, between Federated
                           Administrative Services and the Registrant from
                           Item 22(h)(iv) of the Federated Total Return
                           Series, Inc. Registration Statement on Form N-1A,
                           filed with the Commission on November 29, 2004.
                           (File Nos. 33-50773 and 811-7115);
                  (viii)   The Registrant hereby incorporates the conformed
                           copy of Transfer Agency and Service Agreement
                           between the Federated Funds and State Street Bank
                           and Trust Company from Item 23(h)(ix)of the
                           Federated Stock Trust Registration Statement on
                           Form N-1A, filed with the Commission on December
                           29, 2005. (File Nos. 2-75756 and 811-3385);
                  (vix)    The Registrant hereby incorporates by reference
                           the conformed copy of Amendment No. 3 to the
                           Agreement for Administrative Services between
                           Federated Administrative Services Company and the
                           Registrant dated June 1, 2005, from Item 23 (h)
                           (ii) of the Cash Trust Series, Inc. Registration
                           Statement on Form N-1A, filed with the Commission
                           on July 27, 2005. (File Nos. 33-29838 and
                           811-5843);
            (i)            Conformed copy of Opinion and Consent of Counsel as
                           to legality of shares being registered; (13)
            (j)            Conformed copy of Consent of Independent Registered
                           Public Accounting Firm; (+)
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the Registrant
                           (including Exhibits A through E); (20)
                  (ii)     The responses described in Item 23(e)(xiii) are
                           hereby incorporated by reference;
            (n)            The Registrant hereby incorporates the Copy of the
                           Multiple Class Plan and attached Exhibits from Item
                           (n) of the Federated Income Trust Registration
                           Statement on Form N-1A, filed with the Commission on
                           March 31, 2005. (File Nos. 2-75366 and 811-3352)
            (o)   (i)      Conformed copy of Power of Attorney of the
                           Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees of
                           the Registrant; (13)
            (p)            The Registrant hereby incorporates the copy of the
                           Code of Ethics for Access Persons from Item 22 (p) of
                           the Money Market Obligations Trust Registration
                           Statement on Form N-1A filed with the Commission on
                           February 26, 2004 (File Nos. 33-31602 and 811-5950);
                  (i)      The Registrant hereby incorporates the conformed copy
                           of the Federated Investors, Inc. Code of Ethics for
                           Access Persons, effective 1/1/2005, from Item 23(p)
                           of the Money Market Obligations Trust Registration
                           Statement on Form N-1A, filed with the Commission on
                           February 25, 2005.  (File Nos. 33-31602
                           and 811-5950);

+     All exhibits are being filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and
      811-4577).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and
      811-4577).
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and
      811-4577).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and
      811-4577).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and
      811-4577).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and
      811-4577).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and
      811-4577).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and
      811-4577).
20.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).
21.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164   and
811-4577).
22.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).

Item 24.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 25.    Indemnification: (4)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in
            Part B of this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
            Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington,
            DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                John W. Harris
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
            investment companies in the Federated Fund Complex described in
            Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated  Securities Corp. the Distributor for shares
                  of the Registrant,  acts as principal  underwriter for
                  the   following   open-end    investment    companies,
                  including the Registrant:

                  Cash  Trust  Series,   Inc.;  Cash  Trust  Series  II;
                  Federated  Adjustable Rate Securities Fund;  Federated
                  American  Leaders Fund,  Inc.;  Federated  Core Trust;
                  Federated  Core  Trust  II,  L.P.;   Federated  Equity
                  Funds;  Federated Equity Income Fund, Inc.;  Federated
                  Fixed Income Securities,  Inc.;  Federated GNMA Trust;
                  Federated   Government   Income   Securities,    Inc.;
                  Federated High Income Bond Fund, Inc.;  Federated High
                  Yield  Municipal  Income  Fund;  Federated  High Yield
                  Trust;  Federated Income Securities  Trust;  Federated
                  Income  Trust;   Federated   Index  Trust;   Federated
                  Institutional   Trust;   Federated  Insurance  Series;
                  Federated    Intermediate    Government   Fund,   Inc.
                  Federated   International   Series,   Inc.;  Federated
                  Investment  Series  Funds,  Inc.;   Federated  Managed
                  Allocation Portfolios;  Federated Municipal High Yield
                  Advantage Fund, Inc.;  Federated Municipal  Securities
                  Fund,  Inc.;  Federated  Municipal  Securities  Income
                  Trust;   Federated  Premier   Intermediate   Municipal
                  Income Fund;  Federated Premier Municipal Income Fund;
                  Federated Short-Term Municipal Trust;  Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust;  Federated
                  Total Return  Government  Bond Fund;  Federated  Total
                  Return Series,  Inc.;  Federated U.S.  Government Bond
                  Fund;  Federated U.S. Government  Securities Fund: 1-3
                  Years;  Federated U.S. Government Securities Fund: 2-5
                  Years;   Federated  World  Investment  Series,   Inc.;
                  Intermediate   Municipal  Trust;  Edward  Jones  Money
                  Market Fund and Money Market Obligations Trust.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       [Insert Title(s)]

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania                   1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA 15222-3779

Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.....Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES
TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on
the 29th day of December, 2005.

                      FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE
----                                       -----                  ----

By:   /s/ Todd P. Zerega            Attorney In Fact           December 29, 2005
      Todd P. Zerega                For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE

John F. Donahue*                         Chairman and Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard J. Thomas*                       Treasurer
                                         (Principal Financial Officer)

Stephen F. Auth                          Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee
* By Power of Attorney